MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        BANC ONE INVESTMENT ADVISORS CORPORATION
        416 West Jefferson Street
        Louisville, Kentucky 40202

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Thomas A. Christopher
        Douglas Dean
        Diana P. Herrmann
        Carroll F. Knicely
        Theodore T. Mason
        Anne J. Mills
        William J. Nightingale
        James R. Ramsey

OFFICERS
        Lacy B. Herrmann, President
        Jerry G. McGrew, Senior Vice President
        Teresa M. Priest, Vice President
        L. Michele Robbins, Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG PEAT MARWICK LLP
        345 Park Avenue
        New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.






SEMI-ANNUAL
REPORT
JUNE 30, 1998

AQUILA

[Logo of Aquila Group of Funds: an eagle's head]


CHURCHILL
TAX-FREE FUND OF
KENTUCKY

A TAX-FREE INCOME INVESTMENT


[Logo for Churchill Tax-Free Fund of Kentucky: a standing pegasus with a circle around it]


ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo for Churchill Tax-Free Fund of Kentucky: a standing pegasus with a circle around it]

              SERVING KENTUCKY INVESTORS FOR OVER A DECADE


                  CHURCHILL TAX-FREE FUND OF KENTUCKY
                          SEMI-ANNUAL REPORT

            "ATTRACTIVE TAX-FREE RETURNS PLUS HIGH STABILITY"


                                                           August 17, 1998

Dear Investor:

            In our last report letter to you, we discussed the initial impact of the serious economic and currency problems of various countries in the Far East. We observed that these problems have resulted in a "FLIGHT TO QUALITY."

            Specifically, we pointed out that, on a comparative basis, the economy of the United States has continued to be very strong. As a result, the U.S. dollar as a currency, as well as U.S. securities markets, have stood out in the world as a "BEACON OF QUALITY." Churchill Tax-Free Fund of Kentucky shares in this high quality ranking.

            Therefore, in this letter to you, we wish to focus upon the level of tax-free* return provided to you by Churchill Tax-Free Fund of Kentucky in the current marketplace.

ATTRACTIVE TAX-FREE RETURNS

            The rate of inflation in the United States has continued to be relatively low throughout the recent expansion of the economy. This has caused the level of interest rates to decline over recent years.

            This decline in interest rates has provided the opportunity for various municipalities to finance new projects and also to refinance existing projects at lower interest costs to them. Municipalities act much like you and I would when refinancing home mortgages to take advantage of attractive rates. Basically, they are acting to save money.

            While interest rates generated by TAX-FREE municipal bonds have declined over the years, they have not declined as much as rates on a taxable investment. As a result, TAX-FREE municipal securities have become exceptionally attractive - on a comparative basis - with other types of fixed-income securities.

            Indeed, while the benchmark 30-year maturity U.S. Treasury bond is currently yielding approximately 5.65%, its interest income is still subject to taxes. On the other hand, similar maturity municipal securities, of comparable quality, are yielding roughly 5.15% and are TAX-FREE. Thus, comparable TAX-FREE municipal bonds are yielding more than 90% of what high-quality TAXABLE bonds are paying. Consequently, with TAX-FREE municipal securities, you are getting to keep more of the actual return paid. Most significantly, this level of return represents for investors one of the best for TAX-FREE securities in recent years.

            The advantage to you of owning a TAX-FREE investment such as Churchill Tax-Free Fund of Kentucky is vividly illustrated in the following chart. This chart compares the 4.85%** average level of distribution return for Class A Shares (as measured against the maximum public offering price) for the past twelve months with what you would have had to earn with a taxable investment.

[Graphic of bar chart with the following information:]

CHURCHILL TAX-FREE FUND OF KENTUCKY'S TRIPLE TAX-FREE
DISTRIBUTION RATE AS COMPARED TO THE TAXABLE EQUIVALENT RATE
AN INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX BRACKETS

Tax Bracket                             28%       31%        36%     39.6%
Taxable Equivalent Rate                7.17      7.58       8.20      8.71
Triple Tax-Free Distribution Rate      4.85      4.85       4.85      4.85


            As you will note, you would have to find taxable fixed-income securities that would yield you a level of return quite a bit higher than that achieved by your investment in Churchill Tax-Free Fund of Kentucky. Given the current economic environment, such higher levels of yield would not be possible to obtain, unless significant additional risk was taken in the form of lesser quality securities.

            You should be aware of just how attractive the TAX-FREE return from the Fund is in today's marketplace.

STABILITY OF YOUR INVESTMENT

            Additionally, what we have always tried to achieve for your investment in Churchill Tax-Free Fund of Kentucky is a high level of stability of share value. This is one of the prime objectives that shareholders in the Fund have indicated to us that they would like to have in addition to a good level of tax-free return.


[Graphic of bar chart with the following information:]

SHARE NET ASSET VALUE

               In Dollars
12/31/87         9.26
12/31/88         9.53
12/31/89        10.05
12/31/90        10.00
12/31/91        10.39
12/31/92        10.50
12/31/93        10.93
12/31/94         9.97
12/31/95        10.71
12/31/96        10.55
12/31/97        10.81
 6/30/98        10.81


            As you will note from the above chart, the Class A share value of the Fund has achieved a high level of stability since the Fund began.

SLEEPING WELL AT NIGHT

            We have always been conscious of the fact that since many of our shareholders are retirees or pre-retirees, they want comfort with regard to obtaining a high degree of safety for their invested capital in the Fund. Indeed, in our management of Churchill Tax-Free Fund of Kentucky, we have always tried to ensure that you are able to "SLEEP WELL AT NIGHT" knowing that your investment dollars are being well looked after.

            Achieving an attractive level of tax-free return PLUS high stability for your investment in Churchill Tax-Free Fund of Kentucky requires use of various investment strategies.

            We again want to highlight these various investment strategies which the Fund uses to ensure that YOUR MONEY IS WELL PROTECTED.

            These strategies include emphasis on municipal securities having high quality credit ratings, broad diversification with respect to both number and nature of securities, and an intermediate maturity level with the various holdings in the Fund's portfolio.

            The accompanying three pie charts illustrate these points.


[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY QUALITY
(By Credit Rating)

AAA                                    58.39%
AA                                     15.21%
A                                      23.41%
Below A and not rated                   2.99%



[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY PROJECT
State Agencies                          9.48%
Local Public Property                  19.14%
Industrial Development                  4.62%
Utilities                               6.60%
Pollution Control                       9.47%
Transportation                          4.41%
Hospitals                              13.19%
Housing                                15.59%
Education                              15.36%
Airports                                2.14%


[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY MATURITY
(in Years)
0 - 5                         17.58%
6 - 10                         6.76%
11 - 20                       39.57%
21 - 25                       20.47%
Over 25                       15.62%


            At June 30, 1998, 73.6% of the Fund's overall portfolio was rated AAA or AA - the two HIGHEST quality credit ratings available for securities.

            There are presently 177 individual issues in the Fund's portfolio, representing a broad diversification in number and variety of project categories throughout the State.

            The average overall maturity of the portfolio is in the intermediate range of 16.49 years. And, the duration is 5.32 years.

            Basically, all these factors are designed to give you "PEACE OF MIND" with your investment in Churchill Tax-Free Fund of Kentucky - providing attractive tax-free return PLUS high stability .

KEEPING YOU IN MIND

            We want you to know, that since the inception of Churchill Tax-Free Fund of Kentucky, we have always kept in mind the level of tax-free return you receive from your investment in the Fund.

            We also keep in mind the degree of stability that we want your investment to possess.

            We achieve this through paying attention to the various areas we have highlighted above.

            These are the prime focuses that we continue to have for you with the Fund.

YOUR CONFIDENCE VALUED

            We value the opportunity to be of service to you. It is our intent to consistently work in your interest with your investment in Churchill Tax-Free Fund of Kentucky.


                                           Sincerely,
                                           /s/ Lacy B. Herrmann
                                           Lacy B. Herrmann
                                           President and Chairman
                                             of the Board of Trustees


   * In certain circumstances, a small portion of the dividends paid by the Fund will be subject to income taxes, including the alternative minimum tax.

  ** The distribution rate shown represents that of Class A shares. Such data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Different classes of shares are offered by the Fund and their distribution rate and performance will vary because of differences in sales charges and fees paid by shareholders investing in different classes.

                     CHURCHILL TAX-FREE FUND OF KENTUCKY
                         STATEMENT OF INVESTMENTS
                         JUNE 30, 1998 (UNAUDITED)

                                                                                 RATING
         FACE                                                                   MOODY'S/
        AMOUNT       REVENUE BONDS (98.6%)                                        S&P                   VALUE

                     State Agencies (13.0%)
                     Kentucky Higher Education Student Loan
                       Corporaton Insured Student Loan Revenue,
        $1,490,000      6.500%, 06/01/02                                          AA/AA-              $1,598,025
         2,955,000      6.800%, 06/01/03                                          AA/AA-               3,243,112
         1,915,000      7.100%, 12/01/11                                          AA/AA-               2,061,019
                     Kentucky Infrastructure Authority Revenue,
           200,000      7.500%, 02/01/99, Pre-Refunded                            NR/AAA                 208,210
           555,000      7.200%, 06/01/11                                           A/A                   604,950
           635,000      5.250%, 06/01/12                                          A2/NA                  654,844
           875,000      6.500%, 06/01/12                                           A/A                   949,375
           125,000      5.250%, 06/01/14                                          A2/A                   127,344
         1,110,000      6.375%, 06/01/14                                           A/A                 1,237,650
           135,000      5.250%, 06/01/15                                          A2/A                   137,025
           100,000      5.375%, 06/01/17                                          A2/A                   102,125
         1,500,000      5.375%, 02/01/18                                          NR/A                 1,530,000
                     Kentucky Local Correctional Facilities
                       Construction Authority Revenue,
         4,925,000      5.500%, 11/01/14, FSA Insured                            Aaa/AAA               5,140,469
                     Kentucky Area Development Mount Vernon Project
           145,000      5.600%, 6/01/28                                           NR/AA                  145,906
                     Kentucky Rural Economic Development Authority
         3,110,000      7.250%, 06/01/17                                          NR/AA                3,362,688
                     Kentucky State Properties and Buildings
                       Commission Revenue,
           400,000      7.350%, 12/01/99, Pre-Refunded                            NR/AAA                 427,000
         4,510,000      6.625%, 10/01/00, Pre-Refunded                            NR/AAA               4,932,813
           365,000      7.000%, 02/01/01, Pre-Refunded                            NR/AAA                 397,394
         1,000,000      6.500%, 08/01/01, Pre-Refunded                            NR/AAA               1,087,500
           220,000      6.000%, 09/01/08                                          A2/A+                  247,225
           500,000      5.500%, 11/01/09                                         Aaa/AAA                 535,625
           400,000      5.000%, 09/01/13                                           A/A+                  406,000
         1,000,000      5.100%, 10/01/17                                          A2/A+                1,000,000
                     Puerto Rico Public Buildings Authority,
         1,000,000      6.875%, 07/01/02, Pre-Refunded                           Aaa/AAA               1,118,750

                                                                                                      31,255,049

                     County Agencies (13.7%)
                     Clark County Kentucky Public Properties Corp.
                       Revenue,
         1,120,000      6.700%, 06/01/01, Pre-Refunded                             A/NR                1,209,600
                     Danville Kentucky Multi-City Lease. Revenue,
           545,000      5.000%, 09/01/11                                          NR/NR*                 551,131
                     Jefferson County Kentucky Capital Projects,
         1,000,000      5.200%, 06/01/08, MBIA Insured                           Aaa/AAA               1,051,250
           420,000      5.250%, 06/01/14, MBIA Insured                           Aaa/AAA                 431,550
         1,620,000      5.375%, 06/01/18, MBIA Insured                           Aaa/AAA               1,658,475
         1,640,000      5.375%, 06/01/22, MBIA Insured                           Aaa/AAA               1,670,750
         5,900,000      5.500%, 06/01/28, MBIA Insured                           Aaa/AAA               6,091,750
                     Kenton County Kentucky Public Properties Corp.
                       Revenue,
           400,000      7.000%, 10/01/99, Pre-Refunded                            NR/NR*                 423,000
                     Kenton County Kentucky Public Property County
                       Courthouse
           455,000      5.000%, 03/01/14                                          A1/NR                  450,100
           250,000      5.000%, 03/01/15                                          A1/NR                  245,822
         1,000,000      5.000%, 03/01/23                                          A1/NR                  968,750
                     Kenton County Kentucky Industrial Development,
           300,000      6.950%, 12/01/26                                         Aa2/NR                  338,625
                     Kenton County Kentucky Industrial Development,
           345,000      5.750%, 12/01/27                                          NR/AA                  350,606
                     Lincoln County Kentucky Public Properties Corp.,
           430,000      6.500%, 03/01/22                                          NR/NR*                 485,362
                     Muhlenberg County Kentucky Industrial
                       Development Revenue,
         1,500,000      7.000%, 09/01/01                                          NR/A                 1,620,000
                     Nelson Co. IDR - (Mabex Universal),
         2,900,000      6.500%, 04/01/05                                          A3/NR                3,150,125
                     Pendleton County Kentucky Multi-County Lease
                       Revenue,
           500,000      7.300%, 03/01/02                                          NR/AA                  539,375
           570,000      7.550%, 03/01/10                                          NR/AA                  612,037
         4,500,000      6.500%, 03/01/19                                          NR/A                 4,933,125
         3,000,000      6.400%, 03/01/19                                          NR/A                 3,506,250

                     Warren County Kentucky Justice,
         2,350,000      5.350%, 09/01/29, MBIA Insured                           Aaa/NR                2,414,625
                                                                                                      32,702,308

                     City/Municipal Obligations (8.7%)
                     Jeffersontown Kentucky Public Project Corp.
                       Revenue,
           500,000      5.750%, 11/01/15                                           A/NR                  535,625
                     Kentucky League Cities Funding Trust COP,
           700,000      5.900%, 08/01/16                                          NR/A                   752,500
         1,715,000      6.200%, 08/01/17                                          NR/A+                1,871,494
                     Louisville Kentucky Public Properties Corp.,
         4,090,000      6.700%, 12/01/20                                           A/A-                4,570,575
                     Mount Sterling Kentucky Lease Revenue,
         1,920,000      6.150%, 03/01/13                                          Aa/NR                2,080,800
         7,000,000      6.200%, 03/01/18                                          Aa/NR                7,568,750
                     Munfordville Kentucky Industrial Development Bond,
         2,500,000      7.000%, 06/01/19, LOC Bank One                            NR/AA                2,759,375
                     Richmond Kentucky District Court
           740,000      5.300%, 02/01/25                                          A3/NR                  753,875
                                                                                                      20,892,994

                     Utilities (6.6%)
                     Glasgow Kentucky Electric Plant Board Revenue,
           280,000      7.600%, 12/01/09, Pre-Refunded                            NR/BBB                 307,650
                     Hardin County, Kentucky Water District
         1,000,000      5.900%, 01/01/25                                         Aaa/AAA               1,070,000
                     Henderson County Kentucky Water District,
                       Waterworks Revenue,
           190,000      5.600%, 09/01/21                                          NR/NR*                 195,700
                     Lebanon Kentucky Waterworks Revenue,
           250,000      7.500%, 04/01/01, Pre-Refunded                            NR/NR*                 276,250

                     Louisville and Jefferson County Kentucky
                       Metropolitan Sewer District Revenue,
         1,525,000      6.500%, 11/15/04, MBIA Insured, Pre-Refunded             Aaa/AAA               1,738,500
           250,000      5.000%, 05/15/13, MBIA Insured                           Aaa/AAA                 251,875
           230,000      5.000%, 12/01/14, MBIA Insured                           Aaa/AAA                 231,725
         2,000,000      5.300%, 05/15/19, MBIA Insured                           Aaa/AAA               2,017,500
         2,500,000      5.000%, 05/15/19, MBIA Insured                           Aaa/AAA               2,456,250
         1,550,000      5.000%, 05/15/22, MBIA Insured                           Aaa/AAA               1,520,937
         4,070,000      5.500%, 05/15/23, MBIA Insured                           Aaa/AAA               4,181,925
         1,000,000      5.250%, 05/15/27, MBIA Insured                           Aaa/AAA               1,008,750
                     Muhlenberg County Kentucky Water District,
                       Waterworks Revenue,
           100,000      5.500%, 01/01/12, AMBAC Insured                          Aaa/NR                  105,750
           110,000      5.500%, 01/01/13, AMBAC Insured                          Aaa/NR                  115,912
           115,000      5.600%, 01/01/14, AMBAC Insured                          Aaa/NR                  121,325
                     North Nelson County Kentucky, Water Revenue
           205,000      5.200%, 01/01/20                                          NR/NR*                 203,719
                                                                                                      15,803,768

                     Pollution Control Revenue (9.3%)
                     Ashland Kentucky Pollution Control Revenue,
         3,000,000      6.650%, 08/01/09                                        Baa2/NR                3,243,750
                     Boone County Kentucky Pollution Control,
         4,000,000      6.500%, 11/15/22                                         Aa3/AA-               4,365,000
                     Boone County Kentucky Pollution Control,
           735,000      5.500%, 01/01/24, MBIA Insured                           Aaa/AAA                 756,131
                     Carroll County Kentucky Pollution Control
                       Revenue,
         3,500,000      7.450%, 09/15/16                                         Aa2/AA-               3,981,250
         2,910,000      6.250%, 02/01/18                                         Aa2/AA-               3,088,237
                     Jefferson County Kentucky Pollution Control
                       Revenue,
         3,800,000      5.900%, 04/15/23                                         Aa2/AA                4,013,750
                     Wickliffe Kentucky Pollution Control,
         2,755,000      6.200%, 04/01/07                                          A1/A                 2,768,747
           100,000      6.375%, 04/01/26                                          A1/A                   108,750
                                                                                                      22,325,615

                     Transportation (7.3%)
                     Kenton County Kentucky Airport Board Airport
                       Revenue,
         4,740,000      6.300%, 03/01/15, FSA Insured                            Aaa/AAA               5,036,250
                     Kentucky Interlocal School Transportation
                       Authority
           150,000      5.100%, 03/01/05                                           A/A                   155,250
           145,000      5.400%, 06/01/17                                          NR/A                   148,444
           200,000      6.000%, 12/01/20                                          A1/NR                  208,750
           300,000      5.800%, 12/01/20                                          NR/A                   309,000
           400,000      6.000%, 12/01/20                                          NR/NR*                 416,500
           400,000      5.650%, 12/01/20                                          NR/A                   409,500
           350,000      5.600%, 12/01/20                                          NR/A                   358,750
                     Kentucky State Turnpike Authority Economic
                       Development Road Revenue,
         1,035,000      7.250%, 05/15/00, Pre-Refunded                            NR/AAA               1,110,037
         1,000,000      6.500%, 07/01/08, AMBAC Insured                          Aaa/AAA               1,160,000
         3,505,000      5.625%, 07/01/15, AMBAC Insured                          Aaa/AAA               3,702,156
                     Puerto Rico Commonwealth Highway &
                       Transportation Authority Highway Revenue,
         4,000,000      6.625%, 07/01/02, Pre-Refunded                          Baa1/A                 4,430,000
                                                                                                      17,444,637

                     Hospitals (13.2%)
                     Floyd County Kentucky Hospital Revenue,
           260,000      7.500%, 08/01/10                                          NR/AAA                 282,100
           510,000      5.500%, 09/01/14                                          NR/A                   542,512
                     Hopkins County Kentucky Hospital Revenue,
         1,000,000      6.625%, 11/15/11, MBIA Insured                           Aaa/AAA               1,090,000
                     Jefferson County Kentucky Health Facilities
                       Revenue (Jewish Hospital),
         1,500,000      5.650%, 01/01/17, AMBAC Insured                          Aaa/AAA               1,571,250
           100,000      5.700%, 01/01/21, AMBAC Insured                          Aaa/AAA                 105,500
         1,150,000      6.550%, 05/01/22, AMBAC Insured                          Aaa/AAA               1,246,312
           230,000      5.750%, 01/01/26, AMBAC Insured                          Aaa/AAA                 242,650
         3,500,000      5.125%, 10/01/27, MBIA Insured                           Aaa/AAA               3,443,125

                     Kentucky Development Finance Authority
                       Hospital Revenue,
           400,000      7.200%, 09/01/99, Pre-Refunded                           Aaa/AAA                 423,000
           235,000      7.200%, 10/01/99, Escrowed to Maturity                    A3/A                   244,400
         2,570,000      7.300%, 10/01/99, Pre-Refunded                            A3/A                 2,727,412
           400,000      7.250%, 11/01/99, Pre-Refunded                            A1/A+                  425,000
           750,000      7.000%, 09/01/01, Pre-Refunded                            NR/NR*                 826,875
           810,000      7.500%, 10/01/12, Pre-Refunded                            A3/A                   861,637
                     Kentucky Development Finance Authority Revenue,
         3,000,000      6.500%, 11/01/01, Pre-Refunded                            A1/A+                3,273,750
         2,150,000      6.750%, 11/01/01, Pre-Refunded                            A1/A+                2,362,313
                     Kentucky Development Finance Authority Kings
                       Daughters Medical Center,
         1,375,000      6.125%, 02/01/12, CGIC Insured                           Aaa/AAA               1,483,281
                     Kentucky Development Finance Authority
                       Hospital Revenue,
         1,000,000      5.700%, 10/01/10                                          NR/BBB               1,035,000
         3,000,000      5.900%, 12/01/15, FGIC Insured                           Aaa/AAA               3,183,750
         2,590,000      5.000%, 08/15/15, MBIA Insured                           Aaa/AAA               2,599,712
         1,000,000      5.850%, 10/01/17                                         Aaa/AAA               1,030,000
         1,705,000      5.000%, 08/15/24, MBIA Insured                           Aaa/AAA               1,666,637
                     Russell Kentucky Health System Revenue
           300,000      5.500%, 07/01/15                                        Baa1/BBB                 304,125
                     Warren County Kentucky Bowling Green Hospital,
           670,000      5.000%, 04/01/10                                         Aaa/AAA                 685,075
                                                                                                      31,655,416
                     Housing (15.4%)
                     Greater Kentucky Housing Assistance Corp.
                       Multi-Family Housing Revenue,
           320,000      6.300%, 07/01/15                                         Aaa/NR                  340,400
           275,000      6.400%, 07/01/23                                         Aaa/NR                  293,219
                     Greater Kentucky Housing Assistance Corp.
                       Multi-Family Housing Revenue,
         2,025,000      6.050%, 07/01/22                                         Aaa/AAA               2,078,156

                     Jefferson County Kentucky Multi-Family Revenue,
         1,530,000      5.750%, 06/01/23                                          NR/AA                1,591,200
                     Kenton County Kentucky Project Note
         1,000,000      6.125%, 12/01/17, FHA Insured                            Aa2/NR                1,073,750
                     Kentucky Housing Corporation Housing Revenue,
           255,000      7.750%, 01/01/07                                         Aaa/AAA                 268,069
           835,000      7.600%, 01/01/07                                         Aaa/AAA                 876,750
         1,000,000      6.500%, 01/01/07                                         Aaa/AAA               1,075,000
            60,000      7.875%, 01/01/08                                         Aaa/AAA                  61,832
           425,000      7.250%, 01/01/09                                         Aaa/AAA                 445,188
           980,000      7.125%, 01/01/10                                         Aaa/AAA               1,042,475
         4,975,000      6.600%, 07/01/11                                         Aaa/AAA               5,304,594
           230,000      5.400%, 07/01/14                                         Aaa/AAA                 237,187
           750,000      6.250%, 07/01/15                                         Aaa/AAA                 806,250
           315,000      6.100%, 07/01/16                                         Aaa/AAA                 336,263
         1,570,000      6.400%, 01/01/17                                         Aaa/AAA               1,693,638
           445,000      5.300%, 07/01/18                                         Aaa/AAA                 447,225
         1,065,000      5.550%, 07/01/18                                         Aaa/AAA               1,088,963
         1,450,000      5.800%, 01/01/19                                         Aaa/AAA               1,502,563
           410,000      7.900%, 01/01/21                                         Aaa/AAA                 429,988
           175,000      7.800%, 01/01/21                                         Aaa/AAA                 183,531
           125,000      8.100%, 01/01/22                                         Aaa/AAA                 131,719
         2,280,000      7.450%, 01/01/23                                         Aaa/AAA                2,413,950
           740,000      6.800%, 01/01/24                                         Aaa/AAA                 789,950
           280,000      5.850%, 07/01/27                                         Aaa/AAA                 289,450
         3,500,000      6.375%, 07/01/28                                         Aaa/AAA               3,723,125
         6,900,000      6.300%, 01/01/28                                         Aaa/AAA               7,348,500
         1,000,000      6.250%, 07/01/28                                         Aaa/AAA               1,066,250
                                                                                                      36,939,185

                     Universities (0.1%)
                     Western Kentucky University Revenue,
           275,000      7.100%, 12/01/00, Pre-Refunded                           Aaa/AAA                 299,406
                                                                                                         299,406

                     Schools (11.3%)
                     Boone County Kentucky School District Finance
                       Corp. School Building Revenue,
         1,750,000      6.750%, 09/01/01, Pre-Refunded                             A/A                 1,931,563
         2,250,000      6.125%, 12/01/17                                           A/NR                2,390,625
         2,295,000      5.700%, 05/01/18                                           A/NR                2,401,144
                     Boyd County Kentucky School District,
           575,000      5.375%, 10/01/17                                          A1/NR                  591,531
                     Butler County Kentucky School Building Revenue,
           270,000      7.200%, 05/01/00, Pre-Refunded                            NR/A                   292,613
           290,000      7.200%, 05/01/00, Pre-Refunded                            NR/A                   314,288
                     Christian County Kentucky School District,
           500,000      5.000%, 06/01/09                                          A1/NR                  516,875
                     Fayette County School Building Revenue,
           160,000      5.350%, 01/01/14                                          A1/A+                  165,000
         1,780,000      5.700%, 12/01/16                                          A1/A+                1,891,250
                     Floyd County Kentucky School Building Revenue
           250,000      5.000%, 12/01/09                                          A1/NR                  254,375
                     Garrard County Kentucky School Building Revenue,
           100,000      5.900%, 06/01/15                                           A/NR                  107,250
           160,000      5.900%, 06/01/16                                           A/NR                  171,000
                     Grayson County Kentucky School Building Revenue,
         1,940,000      6.000%, 01/01/15                                           A/NR                2,102,475
                     Harlan County Kentucky School District Corp.
                       School Building Revenue,
           200,000      7.250%, 09/01/00, Pre-Refunded                             A/A                   218,750
           205,000      7.400%, 12/01/06                                           A/NR                  222,425
                     Hazard Kentucky Independent School District,
           555,000      5.300%, 09/01/22                                          A1/NR                  568,875
                     Jefferson County Kentucky School District
                       Finance Corp. School Building Revenue,
           370,000      6.200%, 01/01/06, MBIA Insured                           Aaa/AAA                 400,063
           500,000      5.875%, 01/01/11                                          A1/A+                  530,000
           695,000      5.125%, 11/01/14, FSA Insured                            Aaa/AAA                 705,425
                     Kenton County Kentucky School District Finance
                       Corp. School Building Revenue,
           500,000      6.900%, 12/01/99, Pre-Refunded                            NR/NR*                 535,000
           600,000      7.000%, 12/01/99, Pre-Refunded                            NR/NR*                 642,750
           100,000      5.250%, 03/01/06, Pre-Refunded                            NR/A+                  104,500

                     Lexington-Fayette Urban County Government
                       School Building Revenue,
           250,000      7.000%, 12/01/99, Pre-Refunded                            A1/AAA                 267,813
           400,000      7.000%, 12/01/99, Pre-Refunded                            A1/AAA                 428,500
           370,000      7.000%, 12/01/99, Pre-Refunded                            A1/AAA                 396,363
                     Mead County Kentucky School District
           400,000      5.700%, 07/01/15                                          A1/NR                  425,500
           500,000      6.000%, 07/01/16                                           A/NR                  542,500
                     Middlesboro Kentucky Independent School
                       District Finance Corp.
           100,000      6.000%, 08/01/16                                           A/NR                  108,375
                     Nelson County Kentucky School Building Revenue,
         1,820,000      5.750%, 04/01/15                                           A/NR                1,936,025
                     Pike County Kentucky School District Finance
                       Corp. School Building Revenue,
           505,000      6.900%, 12/01/99, Pre-Refunded                             A/A                   540,350
           720,000      7.000%, 12/01/00, Pre-Refunded                             A/A                   787,500
                     Rowan County Kentucky School District Finance
                       Corp.
           215,000      5.600%, 06/01/16                                           A/NR                  228,975
                     Scott County Kentucky School Building Revenue,
         2,750,000      5.900%, 06/01/18                                           A/A                 2,935,625
                     Taylor County Kentucky School Building Revenue,
           280,000      6.000%, 08/01/16                                           A/NR                  304,150
                     Todd County Kentucky School Building Revenue,
           980,000      6.300%, 10/01/14                                          NR/A                 1,079,225
                                                                                                      27,038,678

                     Total Investments (cost $221,670,749**)                       98.6%             236,357,056
                     Other assets in excess of liabilities                          1.4                3,474,538
                     Net Assets                                                   100.0%            $239,831,594


      *  Any security not rated has been determined by the
         Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

       **Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

                          CHURCHILL TAX-FREE FUND OF KENTUCKY
                          STATEMENT OF ASSETS AND LIABILITIES
                               JUNE 30, 1998 (UNAUDITED)

ASSETS
  Investments at value (cost $221,670,749)                        $236,357,056
  Cash                                                               1,019,032
  Interest receivable                                                3,832,437
  Receivable for Fund shares sold                                      140,250
  Receivable for investment securities sold                             50,000
  Other assets                                                           1,242
    Total assets                                                   241,400,017

LIABILITIES
  Payable for investment securities purchased                       1,055,698
  Dividends payable                                                   239,992
  Distribution fees payable                                            86,266
  Management fee payable                                               78,674
  Accrued expenses                                                     56,138
  Payable for Fund shares redeemed                                     51,655
    Total liabilities                                               1,568,423

NET ASSETS                                                       $239,831,594

 Net Assets consist of:
 Capital Stock - Authorized an unlimited number of shares,
   par value $.01 per share                                      $    221,934
 Additional paid-in capital                                       224,593,633
 Distributions in excess of net investment income                   (117,234)
 Accumulated net realized gain on investments                         446,954
 Net unrealized appreciation on investments                        14,686,307
                                                                 $239,831,594

CLASS A
  Net Assets                                                     $226,377,512
  Capital shares outstanding                                       20,949,016
  Net asset value and redemption price per share                 $      10.81
  Offering price per share (100/96 of $10.81
  adjusted to nearest cent)                                      $      11.26

ClASS C
  Net Assets                                                     $    841,517
  Capital shares outstanding                                           77,887
  Net asset value and offering price per share                   $      10.80
  Redemption price per share (*generally, a charge of 1%
  is imposed on the proceeds of shares redeemed during the
  first 12 months after purchase)                                $      10.80*

CLASS Y
  Net Assets                                                     $ 12,612,565
  Capital shares outstanding                                        1,166,510
  Net asset value, offering and redemption price per share       $      10.81

               See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                           STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
  Interest income                                                $  6,678,154

Expenses:
  Management fee (note 3)                          $    469,338
  Distribution and service fees (note 3)                171,755
  Transfer and shareholder servicing agent fees          68,000
  Trustees' fees and expenses                            36,000
  Legal fees                                             28,000
  Shareholders' reports and proxy statements             27,000
  Audit and accounting fees                              14,000
  Custodian fees (note 7)                                11,900
  Registration fees and dues                              7,500
  Insurance                                               1,900
  Miscellaneous                                          17,069
                                                        852,462

Expenses paid indirectly (note 7)                       (11,900)
  Net expenses                                                        840,562
  Net investment income                                             5,837,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain from securities transactions        326,622
  Change in unrealized appreciation on investments     (268,509)

  Net realized and unrealized gain on investments                      58,113
  Net increase in net assets resulting from operations            $ 5,895,705

                See accompanying notes to financial statements.

                     CHURCHILL TAX-FREE FUND OF KENTUCKY
                     STATEMENTS OF CHANGES IN NET ASSETS
                                (UNAUDITED)

                                       SIX MONTHS ENDED         YEAR ENDED
                                         JUNE 30, 1998       DECEMBER 31, 1997
OPERATIONS:
 Net investment income                     $  5,837,592         $  11,982,164
 Net realized gain from securities
 transactions                                   326,622               690,738
 Change in unrealized appreciation
 (depreciation) on investments                 (268,509)            5,384,972
 Change in net assets from operations          5,895,705           18,057,874

DISTRIBUTIONS TO SHAREHOLDERS (note 6):
  Class A Shares:
  Net investment income                        (5,553,294)        (11,553,536)
  Distributions in excess of net
  investment income                              (111,624)               -
  Net realized gain on investments                    -              (332,819)

  Class C Shares:
  Net investment income                           (17,393)            (29,337)
  Distributions in excess of net
  investment income                                  (421)                -
  Net realized gain on investments                    -                  (845)

  Class Y Shares:
  Net investment income                           (266,905)          (391,517)
  Distributions in excess of net
  investment income                                 (5,189)               -
  Net realized gain on investments                    -               (11,278)
  Change in net assets from distributions        (5,954,826)      (12,319,332)

CAPITAL SHARE TRANSACTIONS (note 8):
  Proceeds from shares sold                       15,277,236        25,210,705
  Reinvested dividends and distributions           3,217,159         6,701,119
  Cost of shares redeemed                        (14,882,980)      (30,516,063)
  Change in net assets from
  capital share transactions                       3,611,415         1,395,761
  Change in net assets                             3,552,294         7,134,303

NET ASSETS:
  Beginning of period                            236,279,300       229,144,997
  End of period                                 $239,831,594      $236,279,300

                See accompanying notes to financial statements.

                        CHURCHILL TAX-FREE FUND OF KENTUCKY
                           NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)

1. ORGANIZATION

          Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 1998 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments in the Fund and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's net assets.

          Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio.
 For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.14 of 1% on the Fund's net assets.

          On April 24, 1998, the Mangement arrangements described above were approved by the Fund's shareholders and went into effect on May 1, 1998. From September 11, 1995 to that date, Aquila Management Corporation and Banc One Investment Advisors Corporation had served as the Fund's Administrator and Investment Manager, respectively, pursuant to agreements with the Fund, for total fees at an annual rate of 0.40 of 1% of the Fund's net assets, the same fee as under the new arrangements.

          For the six months ended June 30, 1998, the Fund incurred fees for advisory and administrative services of $469,338.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 1998, service fees on Class A Shares amounted to $167,577, of which the Distributor received $4,222.

          Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1998, amounted to $3,134. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1998, amounted to $1,044. The total of these payments with respect to Class C Shares amounted to $4,178, of which the Distributor received $3,235.

          Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the

Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 1998, the Distributor received sales commissions of $19,339.

4. PURCHASES AND SALES OF SECURITIES

          During the six months ended June 30, 1998, purchases of securities and proceeds from the sales of securities aggregated $19,341,411 and $15,934,595, respectively.

          At June 30, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $14,700,183 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $13,876 for a net unrealized appreciation of $14,686,307.

5. PORTFOLIO ORIENTATION

          Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. DISTRIBUTIONS

          The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

          The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividends may, under some circumstances, be subject to the alternative minimum tax.

7. CUSTODIAN FEES

          The Fund has negotiated an expense offset arrangement with its custodian, Bank One Trust Company, N.A., an affiliate of the Sub-Adviser, wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended June 30, 1998, the Fund's custodian fees amounted to $11,900, all of which was offset by such credits. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.

8. CAPITAL SHARE TRANSACTIONS

    Transactions in Capital Shares of the Fund were as follows:

                                                      Six Months Ended                          Year Ended
                                                       June 30, 1998                         December 31, 1997
                                                   Shares           Amount                Shares            Amount
CLASS A SHARES:
        Proceeds from shares sold                1,041,937     $  11,242,921            1,946,573     $   20,614,221
        Reinvested distributions                   296,073         3,194,378              629,661          6,662,872
        Cost of shares redeemed                 (1,340,098)      (14,473,685)          (2,759,392)       (29,203,137)
        Net change                                  (2,088)          (36,386)            (183,158)        (1,926,044)

CLASS C SHARES:
        Proceeds from shares sold                    8,789            94,845                47,349           501,768
        Reinvested distributions                     1,071            11,559                 2,091            22,131
        Cost of shares redeemed                    (10,169)         (110,034)              (12,332)         (131,306)
          Net change                                  (309)           (3,630)               37,108           392,593

CLASS Y SHARES:
        Proceeds from shares sold                   365,005        3,939,470              387,049         4,094,716
        Reinvested distributions                      1,040           11,222                1,517            16,116
        Cost of shares redeemed                     (27,754)        (299,261)            (112,210)       (1,181,620)
          Net change                                 338,291       3,651,431              276,356         2,929,212

Total transactions in Fund
        shares                                       335,894    $  3,611,415              130,306     $   1,395,761

                            CHURCHILL TAX-FREE FUND OF KENTUCKY
                                    FINANCIAL HIGHLIGHTS
                                        (UNAUDITED)


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             Class A(1)
                                           Six Months
                                                Ended                    Year ended December 31,
                                        June 30, 1998      1997        1996       1995        1994       1993
Net Asset Value, Beginning of Period           $10.81     $10.55     $10.71        $9.97      $10.93      $10.49

Income from Investment Operations:
    Net investment income                        0.27       0.55       0.55         0.60        0.60        0.62
    Net gain (loss) on securities (both
      realized and unrealized)                      -       0.27      (0.12)        0.74       (0.96)       0.47
    Total from Investment Operations             0.27       0.82       0.43         1.34       (0.36)       1.09

Less Distributions (note 6):
    Dividends from net investment income        (0.27)     (0.55)     (0.59)       (0.60)      (0.60)      (0.62)
    Distributions from capital gains                -      (0.01)         -            -           -       (0.03)
    Total Distributions                         (0.27)     (0.56)     (0.59)       (0.60)      (0.60)      (0.65)

Net Asset Value, End of Period                  $10.81     $10.81     $10.55       $10.71       $9.97      $10.93

Total Return (not reflecting sales
  charge)(%)                                      2.54*      8.08       4.17        13.75       (3.31)      10.50

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ thousands)                            226,378    226,477     222,889      230,270     232,656     258,632
    Ratio of Expenses to Average Net
      Assets (%)                                  0.71**     0.72       0.74         0.79        0.72        0.59
    Ratio of Net Investment Income to
      Average Net Assets (%)                      4.92**     5.20       5.23         5.75        5.81        5.67
    Portfolio Turnover Rate (%)                   6.82*     22.39       8.94        17.09       35.25       31.29

Net investment income per share and the ratios of income and expenses to average net assets without the voluntary waiver of a portion of the management fee and the expense offset in custodian fees for uninvested cash balances would have been:
   Net Investment Income ($)                       0.27       0.55      0.55         0.60        0.60        0.60
   Ratio of Expenses to Average Net
      Assets (%)                                   0.72**     0.73      0.75         0.80        0.73        0.73
    Ratio of Net Investment Income to
      Average Net Assets (%)                       4.91**     5.19      5.22         5.74        5.80        5.52

     (1)  Designated as Class A Shares on April 1, 1996.
      *   Not annualized.
      **  Annualized.

Note: Effective September 11, 1995, Banc One Investment Advisors Corporation became the Fund's Investment Adviser replacing PNC Bank, Kentucky, Inc. and effective on May 1, 1998, pursuant to new management arrangements, was appointed as the Fund's Investment Sub-Adviser.

             See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                         FINANCIAL HIGHLIGHTS (CONTINUED)
                                   (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         Class C(1)                            Class Y(1)
                                      Six Months      Year         Period(2)      Six Months     Year        Period(2)
                                      Ended June      Ended Dec.   Ended Dec.     Ended June     Ended Dec.  Ended Dec.
                                      30, 1998        31, 1997     31, 1996       30, 1998       31, 1997    31, 1996
Net Asset Value, Beginning of Period     $10.81         $10.55         $10.47         $10.82     $10.55         $10.47

Income from Investment Operations:
  Net investment income                    0.23           0.46           0.37           0.28       0.56           0.43
  Net gain on securities (both
    realized and unrealized)              (0.01)          0.27           0.11          (0.01)      0.29           0.11
  Total from Investment Operations         0.22           0.73           0.48           0.27       0.85           0.54

Less Distributions (note 6):
  Dividends from net investment income   (0.23)         (0.46)         (0.40)         (0.28)     (0.57)         (0.46)
  Distributions from capital gains          -           (0.01)             -              -      (0.01)             -
  Total Distributions                    (0.23)         (0.47)         (0.40)         (0.28)     (0.58)         (0.46)

Net Asset Value, End of Period           $10.80         $10.81         $10.55         $10.81     $10.82         $10.55

Total Return (not reflecting sales
  charge)(%)                              2.02*          7.16           4.72*          2.52*      8.34           5.24*

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ thousands)                          842            845            433         12,613      8,957          5,823
  Ratio of Expenses to Average Net
    Assets (%)                            1.55**         1.56           1.55**         0.56**     0.56           0.56**
  Ratio of Net Investment Income to
    Average Net Assets (%)                4.08**         4.31           4.35**         5.06**     5.32           5.42**
  Portfolio Turnover Rate (%)             6.82*         22.39           8.94           6.82*     22.39           8.94

Net investment income per share and the ratios of income and expenses to average net assets without the expense offset in custodian fees for uninvested cash balances would have been:
    Net Investment Income ($)              0.23           0.46           0.37           0.28       0.56           0.43
    Ratio of Expenses to Average Net
      Assets (%)                           1.56**         1.57           1.56**         0.57**     0.57           0.58**
    Ratio of Net Investment Income to
      Average Net Assets (%)               4.07**         4.30           4.34**         5.05**     5.31           5.41**

     (1) New Class of Shares established on April 1, 1996.
     (2) From April 1, 1996 to December 31, 1996.
      *  Not annualized.
      ** Annualized.

                       See accompanying notes to financial statements.
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SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on April 24, 1998. The holders of shares representing 65% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).


1.    To elect Trustees.

        Number of Votes:

    TRUSTEE                             FOR                      WITHHELD

    Lacy B. Herrmann                    150,267,582.09           2,855,286.18
    Thomas A. Christopher               150,200,696.01           2,922,172.26
    Douglas Dean                        150,388,141.65           2,734,726.62
    Diana P. Herrmann                   150,469,409.97           2,653,458.30
    Theodore T. Mason                   150,466,680.61           2,656,187.46
    Anne J. Mills                       150,551,902.08           2,570,966.19
    William J. Nightingale              150,555,573.45           2,567,294.82
    James R. Ramsey                     150,555,573.45           2,567,294.82

2. To ratify the selection of KPMG Peat Marwick LLP as the Fund's independent auditors.

        Number of Votes:

        FOR                AGAINST          ABSTAIN

        147,874,704.42     920,679.96       4,327,440.57


3. To approve the new Investment Advisory and Administration Agreement between the Fund and Aquila Management Corporation.

        Number of Votes:

        FOR                AGAINST          ABSTAIN          BROKER NON-VOTES

        146,251,633.98     998,894.22       5,872,307.58     0.00


4. To approve the new Sub-Advisory Agreement between Aquila Management Corporation as Manager and Banc One Investment Advisors Corporation as Sub-Adviser.

        Number of Votes:

        FOR                 AGAINST          ABSTAIN         BROKER NON-VOTES

        145,491,162.21      1,866,734.61     5,764,917.30    0.00

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